UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22139
Oppenheimer Rochester Short Term Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2011

Item 1. Reports to Stockholders.

November 30, 2011

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Oppenheimer Rochester Short Term Municipal Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

"If you're looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
General Obligation	22.6%
Highways/Commuter Facilities	8.9
Government Appropriation	6.5
Electric Utilities	5.8
Gas Utilities	5.1
Sales Tax Revenue	4.9
Tax Increment Financing	4.7
Water Utilities	4.7
Hospital/Health Care	3.9
Sewer Utilities	3.3
Portfolio holdings are subject to change. Percentages are as of November 30, 2011, and are based on total assets.

Credit Allocation

Credit Rating Breakdown	NRSRO Only Total
AAA	7.8%
AA	38.0
A	34.6
BBB	10.8
BB and Lower	0.0
Unrated	8.8

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of November 30, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester® Short Term Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/6/10. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class C shares of the Fund were first publicly offered on 12/6/10. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/6/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	June 1, 2011	November 30, 2011	November 30, 2011

Class A	$1,000.00	$1,016.70	$3.65
Class C	1,000.00	1,012.10	8.10
Class Y	1,000.00	1,017.20	3.04

Hypothetical

(5% return before expenses)

Class A	1,000.00	1,021.46	3.66
Class C	1,000.00	1,017.05	8.12
Class Y	1,000.00	1,022.06	3.05
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended November 30, 2011 are as follows:

Class	Expense Ratios

Class A	0.72%
Class C	1.60
Class Y	0.60
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS November 30, 2011 / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value

Municipal Bonds and Notes—88.1%
Alabama—1.8%
$40,000	AL 21st Century Authority Tobacco Settlement	6.125%	12/01/2016	12/31/2011A	$40,515
50,000	AL Drinking Water Finance Authority	5.700	08/15/2013	12/31/2011A	50,187
40,000	AL Drinking Water Finance Authority	5.850	08/15/2015	12/31/2011A	40,132
5,000	Auburn, AL GO	5.600	08/01/2019	12/31/2011A	5,020
240,000	Bessemer, AL GO Warrants	6.000	02/01/2015	12/31/2011A	240,746
490,000	Jefferson County, AL Limited Obligation School Warrants	5.500	02/15/2016	09/10/2014B	486,712

					863,312
Arizona—0.3%
20,000	AZ Capital Facilities Finance Corp. (Arizona State University)	6.000	09/01/2015	12/31/2011A	20,020
80,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	11/27/2017B	86,762
40,000	Phoenix, AZ Civic Improvement Corp. (Wastewater System)	5.375	07/01/2016	12/22/2011A	40,126

					146,908
California—15.4%
35,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	03/02/2012A	36,281
165,000	CA Dept. of Transportation COP	5.250	03/01/2016	12/31/2011A	165,635
10,000	CA GO	4.500	04/01/2013	12/31/2011A	10,030
5,000	CA GO	4.625	04/01/2014	12/31/2011A	5,014
45,000	CA GO	5.000	06/01/2012	12/31/2011A	45,170
10,000	CA GO	5.250	06/01/2015	06/01/2012A	10,233
25,000	CA GO	5.250	10/01/2016	04/01/2012A	25,385
50,000	CA GO	5.500	03/01/2013	12/31/2011A	50,210
5,000	CA GO	5.500	04/01/2013	12/31/2011A	5,021
35,000	CA GO	5.500	03/01/2014	12/31/2011A	35,145
25,000	CA GO	5.500	06/01/2015	12/31/2011A	25,104
15,000	CA GO	5.750	11/01/2017	05/01/2012A	15,301
10,000	CA GO	6.000	08/01/2013	02/01/2012A	10,091
15,000	CA M-S-R Public Power Agency (San Juan)	6.125	07/01/2013	01/05/2013B	15,535
50,000	CA Public Works	4.750	10/01/2014	12/31/2011A	50,126
25,000	CA Public Works (California Community Colleges)	4.625	12/01/2013	12/31/2011A	25,068
15,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	12/31/2011A	15,031
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	12/31/2011A	75,163
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	12/31/2011A	100,239
250,000	CA Public Works (California State University)	5.000	09/01/2015	12/31/2011A	250,583
15 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$150,000	CA Public Works (California State University)	5.250%		10/01/2015	12/31/2011	A	$150,380
50,000	CA Public Works (California State University)	5.500		09/01/2015	12/31/2011	A	50,141
25,000	CA Public Works (Dept. of Corrections)	5.500		10/01/2019	12/31/2011	A	25,066
10,000	CA Public Works (Dept. of Food & Agriculture)	5.400		06/01/2013	12/31/2011	A	10,035
100,000	CA Public Works (Dept. of Health Services)	5.200		11/01/2012	12/31/2011	A	100,354
15,000	CA Public Works (Dept. of Veterans Affairs)	5.250		11/01/2013	12/31/2011	A	15,050
100,000	CA Public Works (Dept. of Youth Authority)	5.500		10/01/2017	12/31/2011	A	100,264
75,000	CA Public Works (State Universities)	5.500		12/01/2018	12/31/2011	A	75,198
45,000	CA Public Works (Various Community Colleges)	5.625		03/01/2016	12/31/2011	A	45,117
550,000	CA Public Works (Various Community Colleges)	5.625		03/01/2019	12/31/2011	A	551,507
50,000	CA Public Works (Various State Universities)	5.250		12/01/2013	12/31/2011	A	50,174
30,000	CA Public Works (Various State Universities)	5.375		12/01/2019	12/31/2011	A	30,075
200,000	CA Statewide CDA	5.000		06/15/2013	06/15/2013		212,458
35,000	CA Water Resource Devel. GO, Series K	4.750		11/01/2012	12/31/2011	A	35,123
50,000	CA Water Resource Devel. GO, Series L	4.800		08/01/2012	12/31/2011	A	50,179
50,000	CA Water Resource Devel. GO, Series L	4.800		08/01/2013	12/31/2011	A	50,163
10,000	CA Water Resource Devel. GO, Series L	4.800		08/01/2015	12/31/2011	A	10,027
25,000	CA Water Resource Devel. GO, Series M	4.900		10/01/2013	12/31/2011	A	25,495
30,000	CA Water Resource Devel. GO, Series N	5.500		06/01/2016	12/31/2011	A	30,123
35,000	CA Water Resource Devel. GO, Series P	5.800		06/01/2015	12/31/2011	A	35,154
50,000	Chico, CA Public Financing Authority	4.700		04/01/2015	04/01/2012	A	50,228
130,000	Dry Creek, CA Joint School District Community Facilities District No. 1	5.200		09/01/2014	03/01/2012	A	131,346
125,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500		10/01/2017	04/01/2012	A	125,736
30,000	Fresno, CA Joint Powers Financing Authority	4.300		08/01/2013	08/01/2012	A	30,224
20,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)	5.000		09/01/2013	12/31/2011	A	20,073
750,000	Hesperia, CA Unified School District COP (Interim School Facility Funding)	3.750	[1]	02/01/2028	12/01/2011	A	750,000
125,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500		04/01/2014	04/01/2014		139,016
250,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000		11/15/2015	11/15/2015		258,463
50,000	Los Angeles, CA Parking System	5.125		05/01/2016	05/01/2012	A	50,719
25,000	Los Angeles, CA State Building Authority	5.500		10/01/2016	12/31/2011	A	25,066
100,000	Mojave, CA Unified School District School Facilities Improvement District No. 1	5.250		08/01/2016	08/01/2012	A	101,822
70,000	Montebello, CA COP	5.300		11/01/2018	12/31/2011	A	70,795
200,000	Montebello, CA GO	4.850		06/21/2012	06/21/2012		199,998
16 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$300,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500%	09/02/2020	03/02/2012	A	$304,491
20,000	Oroville, CA Hospital	5.400	12/01/2017	12/31/2011	A	20,038
100,000	Pittsburgh, CA Unified School District COP	4.200	09/01/2012	12/31/2011	A	100,206
20,000	Pomona, CA Public Financing Authority	4.900	02/01/2012	12/31/2011	A	20,044
40,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)	5.000	09/01/2013	09/01/2013		41,633
300,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)	5.700	06/01/2016	06/01/2012	A	308,277
100,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.600	08/01/2013	12/31/2011	A	100,115
75,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.700	08/01/2014	12/31/2011	A	75,072
80,000	Sacramento, CA City Financing Authority (California EPA Building)	5.000	05/01/2013	12/31/2011	A	80,102
85,000	Sacramento, CA City Financing Authority (California EPA Building)	5.000	05/01/2014	12/31/2011	A	85,109
50,000	Sacramento, CA Redevel. Agency (Merged Downtown Redevel.)	4.950	11/01/2012	12/31/2011	A	50,142
250,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	12/31/2011	A	250,905
20,000	San Diego, CA Convention Center	5.250	04/01/2015	12/31/2011	A	20,046
50,000	San Diego, CA Convention Center Expansion Financing Authority	5.250	04/01/2013	12/31/2011	A	50,138
305,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	4.500	08/01/2015	08/01/2015		315,468
50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	09/01/2013	A	51,378
325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	06/01/2012	A	327,399
105,000	Saugus, CA Union School District	4.000	09/01/2016	09/01/2016		105,673
20,000	Spreckels, CA Union School District	6.000	08/01/2012	12/31/2011	A	20,094
40,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	12/31/2011	A	40,060
40,000	Temecula, CA Redevel. Agency	4.900	08/01/2016	12/31/2011	A	40,058
450,000	West Contra Costa, CA Unified School District	5.000	02/01/2013	02/01/2013		461,196
						7,443,578
Colorado — 0.5%
100,000	Broomfield, CO Water Activity	5.500	12/01/2018	12/31/2011	A	100,852
105,000	Larimer County, CO School District No. R-001 Poudre	7.000	12/15/2016	04/07/2015	B	127,650

						228,502
17 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Connecticut—0.1%
$20,000	CT Special Tax (Transportation Infrastructure)	5.375%		10/01/2014	12/31/2011	A	$20,081
Delaware—0.2%
100,000	DE Municipal Electric Corp.	5.250		07/01/2014	12/22/2011	A	100,307
District of Columbia—0.1%
50,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	05/15/2012	A	50,020
Florida—6.1%
50,000	Boca Raton, FL Community Redevel. Agency (Mizner Park)	4.600		03/01/2013	12/31/2011	A	50,160
250,000	Brevard County, FL Local Optional Fuel Tax	5.000		08/01/2017	08/01/2015	A	265,345
35,000	Broward County, FL Airport System (Passenger Facility)	5.125		10/01/2017	12/31/2011	A	35,087
65,000	Broward County, FL Airport System (Passenger Facility)	5.125		10/01/2018	12/31/2011	A	65,205
100,000	Dade County, FL GO (Seaport)	5.750		10/01/2015	12/31/2011	A	100,432
50,000	Englewood, FL Water District	4.750		10/01/2013	12/31/2011	A	50,162
100,000	Escambia County, FL Utilities Authority	6.250		01/01/2015	08/27/2014	B	107,103
65,000	FL Municipal Loan Council	5.250		11/01/2014	12/12/2011	A	65,760
150,000	FL Municipal Loan Council	5.250		12/01/2015	12/01/2013	A	158,094
225,000	FL Municipal Power Agency	4.401	[1]	10/01/2013	10/01/2012	A	220,525
325,000	FL State Board of Education	5.375		01/01/2014	01/01/2012	A	329,625
50,000	FL Water Pollution Control	5.500		01/15/2015	12/31/2011	A	50,208
5,000	Fort Pierce, FL Utilities Authority	5.375		10/01/2015	12/31/2011	A	5,016
200,000	Indian River County, FL Revenue (Spring Training Facility)	5.250		04/01/2017	12/31/2011	A	202,752
75,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250		10/01/2017	12/31/2011	A	75,257
65,000	Lee County, FL Transportation Facility	5.500		10/01/2016	12/14/2011	A	65,134
305,000	Lee, FL Memorial Health System Board of Directors (LMH/CaMH Obligated Group)	5.750		04/01/2014	04/01/2012	A	310,331
200,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.500		10/01/2016	12/31/2011	A	201,718
200,000	Miami-Dade County, FL Educational Facilities Authority Floaters	0.160	[1]	04/01/2038	12/01/2011	A	200,000
50,000	Miami-Dade County, FL Solid Waste	5.000		10/01/2018	12/31/2011	A	50,171
200,000	Osceola County, FL Infrastructure Sales Surtax	5.375		10/01/2017	10/01/2012	A	206,470
5,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)	5.250		08/01/2013	12/31/2011	A	5,015
50,000	Sebring, FL Water & Wastewater	5.250		01/01/2019	01/01/2013	A	51,882
75,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)	6.000		12/01/2015	12/26/2011	A	75,340

							2,946,792
18 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Georgia—0.1%
$35,000	Colquitt County, GA Hospital Authority
	Anticipation Certificates	5.500%		03/01/2016	03/01/2012	A	$35,407
Illinois — 10.0%
500,000	Chicago, IL Board of Education	5.000		12/01/2015	12/01/2012	A	519,640
50,000	Chicago, IL Building Acquisition COP	5.400		01/01/2019	01/01/2012	A	50,177
400,000	Chicago, IL GO	5.125		01/01/2015	07/08/2014	B	431,708
200,000	Chicago, IL GO	5.750		01/01/2014	01/01/2012	A	200,618
75,000	Chicago, IL Midway Airport, Series B	5.375		01/01/2014	01/01/2012	A	75,270
140,000	Chicago, IL Midway Airport, Series B	5.375		01/01/2016	01/01/2012	A	140,466
25,000	Chicago, IL O’Hare International Airport	5.500		01/01/2019	01/01/2012	A	25,086
115,000	Cook County, IL Forest Preservation District	5.375		12/15/2015	12/31/2011	A	115,453
275,000	Cook County, IL GO	5.250		11/15/2015	11/15/2012	A	284,262
250,000	IL Civic Center	5.000		12/15/2015	12/31/2011	A	250,908
50,000	IL Devel. Finance Authority Pollution
	Control (Amerencips)	5.500		03/01/2014	12/31/2011	A	50,013
1,200,000	IL GO	3.250	[1]	10/01/2033	12/01/2011	A	1,200,000
60,000	IL GO	5.250		10/01/2015	10/01/2013	A	64,155
50,000	IL Health Facilities Authority
	(RPSLMC/RNSMC Obligated Group)	5.250		11/15/2014	12/31/2011	A	50,076
110,000	IL Health Facilities Authority
	(University of Chicago Medical System)	5.375		08/15/2012	12/31/2011	A	110,433
50,000	IL Hsg. Devel. Authority (Homeowner Mtg.)	3.625		08/01/2016	08/01/2016		51,092
50,000	IL Hsg. Devel. Authority (Homeowner Mtg.)	4.750		08/01/2017	08/01/2012	A	50,608
15,000	IL Sales Tax	5.375		06/15/2015	12/31/2011	A	15,050
50,000	IL Sales Tax	5.500		06/15/2014	12/31/2011	A	50,181
1,000,000	Lemont, IL GO	4.850		12/01/2016	12/31/2011	A	1,003,500
75,000	McLean & Woodward Counties,
	IL Community Unit School District No. 5	6.375		12/01/2016	12/31/2011	A	75,362
30,000	Will County, IL School District No. 122	5.250		11/01/2018	12/31/2011	A	30,087

							4,844,145
Indiana — 0.2%
45,000	Delaware County, IN Redevel. District	6.875		02/01/2018	12/31/2011	A	45,081
30,000	Fishers, IN Sewage Works	5.000		01/01/2019	01/01/2012	A	30,107

							75,188
Kentucky — 0.1%
10,000	Owensboro, KY Water	4.600		09/15/2013	12/31/2011	A	10,031
20,000	Owensboro, KY Water	4.750		09/15/2015	12/31/2011	A	20,067

							30,098
19 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Louisiana — 0.5%
$25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.500%		07/15/2018	12/31/2011	A	$25,024
200,000	New Orleans, LA Sewage Service	5.375		06/01/2015	12/31/2011	A	201,430
20,000	Orleans Parish, LA School Board, Series B	5.200		02/01/2014	12/31/2011	A	20,012

							246,466
Maine—0.0%
15,000	ME H&HEFA (Mid Coast Hospital/Community
	Partners Obligated Group)	5.600		07/01/2014	01/01/2012	A	15,060
Massachusetts — 1.3%
25,000	Fall River, MA (State Qualified)	5.000		06/01/2015	12/31/2011	A	25,346
25,000	MA Special Obligation (Consolidated Loan)	4.669	[1]	06/01/2017	12/01/2011	A	26,021
20,000	MA Water Pollution Abatement Trust	4.750		02/01/2019	12/31/2011	A	20,065
495,000	MA Water Pollution Abatement Trust	5.250		02/01/2016	12/31/2011	A	496,980
65,000	Worcester, MA GO	5.000		07/01/2012	01/01/2012	A	65,248

							633,660
Michigan — 3.9%
35,000	Detroit, MI Downtown Devel. Authority	5.000		07/01/2018	08/31/2015	B	33,208
50,000	Detroit, MI GO	5.375		04/01/2014	12/31/2011	A	50,030
465,000	Fairview, MI Area Schools	4.375		05/01/2013	05/01/2012	A	470,478
100,000	MI Hospital Finance Authority (OH/OUH/OHP Obligated Group)	5.500		11/01/2018	11/01/2013	A	103,626
100,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)	6.000		04/01/2022	04/01/2013	A	105,362
10,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)	5.500		01/15/2018	12/31/2011	A	10,018
50,000	MI Municipal Bond Authority	5.550		11/01/2012	12/31/2011	A	50,123
525,000	MI Strategic Fund Limited Obligation (NSF International)	5.125		08/01/2019	08/01/2013	A	534,671
25,000	Northern MI University	4.750		12/01/2013	12/31/2011	A	25,073
70,000	Saginaw County, MI (Carrollton Township Watermain)	5.150		06/01/2013	06/01/2012	A	71,626
105,000	Taylor, MI GO	5.000		09/01/2014	09/01/2014		112,831
205,000	Wayne County, MI Building Authority	5.250		06/01/2016	12/31/2011	A	205,787
105,000	Wayne County, MI Downriver
	Sewer Disposal	5.125		11/01/2015	05/01/2012	A	106,978

							1,879,811
Minnesota — 0.0%
20,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)	6.250		06/01/2016	12/31/2011	A	20,018
20 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Missouri — 2.6%
$20,000	MO Environmental Improvement & Energy Resources Authority	5.400%		07/01/2015	01/01/2012	A	$20,078
560,000	MO Environmental Improvement & Energy Resources Authority	7.200		07/01/2016	12/31/2011	A	586,331
10,000	MO H&EFA (FHS/FNH Obligated Group)	5.375		02/15/2014	12/31/2011	A	10,030
65,000	MO Monarch-Chesterfield Levee District	5.450		03/01/2014	12/31/2011	A	65,237
580,000	MO Monarch-Chesterfield Levee District	5.750		03/01/2019	12/31/2011	A	582,065

							1,263,741
Nebraska — 0.8%
20,000	Grand Island, NE Electric	5.125		08/15/2015	12/31/2011	A	20,076
350,000	Grand Island, NE Electric	5.125		08/15/2016	12/31/2011	A	351,323

							371,399
Nevada--0.6%
250,000	Clark County, NV School District	5.000		06/15/2016	12/15/2015	A	285,435
New Jersey — 2.3%
150,000	Lacey, NJ Municipal Utilities Authority	5.000		12/01/2015	12/01/2013	A	157,425
250,000	NJ EDA (School Facilities Construction)	2.072	[1]	02/01/2018	01/01/2012	A	246,763
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)	6.000		12/01/2017	06/28/2017	B	93,926
250,000	NJ Higher Education Student Assistance
	Authority (Student Loans)	5.000		06/01/2014	06/01/2014		266,930
325,000	NJ Hsg. & Mtg. Finance Agency, Series AA	5.250		04/01/2016	04/01/2016		348,559

							1,113,603
New York — 15.9%
50,000	Greenport, NY GO	4.800		09/15/2013	12/31/2011	A	50,175
1,250,000	L.I., NY Power Authority, Series O	1.300	[1]	12/01/2029	12/01/2011	A	1,250,000
180,000	NY MTA, Series A	5.500		11/15/2019	11/15/2012	A	186,736
2,000,000	NY MTA, Series B	1.300	[1]	11/01/2022	12/01/2011	A	2,000,000
1,750,000	NY Triborough Bridge & Tunnel Authority	1.400	[1]	11/01/2035	12/01/2011	A	1,750,000
50,000	NYC GO	2.646	[1]	08/01/2017	02/01/2012	A	50,225
200,000	NYC IDA (New York Institute of Technology)	5.250		03/01/2018	03/01/2013	A	205,492
1,500,000	NYC TFA Future Tax Sec. RB, Series C-3	1.100	[1]	08/01/2031	12/01/2011	A	1,500,000
50,000	NYS DA (Brookdale Hospital Medical Center)	5.200		02/15/2016	12/31/2011	A	50,144
25,000	NYS DA (CHSLI/Mercy Medical Center Obligated Group)	5.350		07/01/2012	01/01/2012	A	25,101
100,000	NYS DA (MMC/GSHMC/SCHRC
	Obligated Group)	5.350		07/01/2012	01/01/2012	A	100,403
20,000	NYS DA (Special Act School Districts)	6.000		07/01/2019	01/01/2012	A	20,075
100,000	NYS DA (Wyckoff Heights Medical Center)	5.200		02/15/2014	12/31/2011	A	100,332
21 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value

New York Continued
$50,000	NYS ERDA (LILCO)	5.150%	03/01/2016	12/31/2011A	$50,796
50,000	NYS ERDA (LILCO)	5.150	03/01/2016	12/31/2011A	50,640
25,000	NYS GO	6.618[1]	08/01/2015	12/01/2011A	24,897
15,000	NYS HFA (Hospital & Nursing Home)	5.150	11/01/2016	12/31/2011A	15,066
50,000	NYS Thruway Authority	5.500	04/01/2017	04/01/2012A	50,782
15,000	Oneida County, NY IDA (Presbyterian Home for Central, NY)	5.000	03/01/2014	03/01/2012A	15,147
40,000	Port Authority NY/NJ, 116th Series	4.500	10/01/2018	12/31/2011A	40,088
50,000	Port Authority NY/NJ, 116th Series	5.250	10/01/2014	12/31/2011A	50,194

60,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)	5.500	07/15/2016	12/31/2011A	60,222
40,000	Waterford, NY GO	6.000	09/01/2012	12/31/2011A	40,146

					7,686,661
Ohio — 5.1%
750,000	Akron, OH Sewer System	5.000	12/01/2015	12/01/2015	785,940
150,000	Akron, OH Sewer System	5.000	12/01/2017	12/01/2017	158,484
915,000	Akron, OH Waterworks	5.250	12/01/2017	12/01/2012A	944,243
50,000	Lorain County, OH Health Care Facilities (Kendal at Oberlin)	5.375	02/01/2012	12/31/2011A	50,110
480,000	Solon, OH School District	5.500	12/01/2016	08/27/2014B	502,142

					2,440,919
Oregon — 0.5%
10,000	OR Bond Bank (Economic &
	Community Devel.)	5.400	01/01/2019	01/01/2012A	10,034
10,000	OR Bond Bank (Economic Devel. Dept.)	5.000	01/01/2012	01/01/2012	10,038
80,000	OR Bond Bank (Economic Devel. Dept.)	5.100	01/01/2018	01/01/2012A	80,252
100,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series Q	4.800	07/01/2016	01/01/2012A	100,194
30,000	Portland, OR Gas Tax	4.800	06/01/2014	12/31/2011A	30,104

					230,622
Pennsylvania — 4.2%
250,000	Allegheny County, PA HEBA (Carlow University)	4.500	11/01/2016	11/01/2016	251,088
50,000	Athens, PA Area School District	4.500	04/15/2014	12/31/2011A	50,136
200,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)	5.250	06/01/2017	06/13/2016B	218,290
25,000	Delaware River Port Authority PA/NJ	5.000	01/01/2015	01/01/2012A	25,058
100,000	PA EDFA (Waste Management/Waste Management of Pennsylvania Obligated Group)	2.750	09/01/2013	09/01/2013	101,883
500,000	PA IDA (Economic Devel.)	5.500	07/01/2016	07/01/2012A	517,900
22 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Pennsylvania Continued
$275,000	Philadelphia, PA Redevel. Authority (Neighborhood Transformation)	5.500%	04/15/2015	04/15/2012	A	$279,733
460,000	Philadelphia, PA School District	5.000	08/01/2018	08/01/2015	A	498,198
100,000	Reading, PA GO	4.750	11/15/2013	11/15/2013		100,984

						2,043,270
Rhode Island—0.4%
15,000	Providence, RI Public Building Authority, Series B	5.375	12/15/2016	12/31/2011	A	15,025
150,000	RI Health & Educational Building Corp.
	(RIH/TMH Obligated Group)	5.500	05/15/2016	12/31/2011	A	150,368

						165,393
Tennessee—4.5%
125,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2016	12/15/2016		127,645
675,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2017	12/15/2017		688,203
35,000	Memphis, TN HE&HFB (Graceland Gardens Apartments)	8.000	03/01/2019	03/01/2012	A	35,455
60,000	TN Energy Acquisition Gas Corp.	5.000	09/01/2015	09/01/2015		62,770
150,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2017	02/01/2017		150,479
670,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2017	09/01/2017		682,429
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2018	09/01/2018		201,362
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2019	09/01/2019		198,976

						2,147,319
Texas—1.8%
35,000	Alamo, TX Community College District	5.375	11/01/2015	12/31/2011	A	35,146
100,000	Austin, TX Hotel Occupancy Tax
	(Convention Center/ Waller Creek)	5.250	11/15/2019	12/31/2011	A	100,312
225,000	Clifton, TX Higher Education Finance Corp.
	(Tejano Center Community Concerns)	7.750	02/15/2018	01/31/2016	B	242,894
50,000	Corpus Christi, TX Business & Job Devel.
	Corp. (Seawall)	5.375	03/01/2014	12/31/2011	A	50,162
55,000	Elgin, TX GO COP	4.500	07/15/2016	12/31/2011	A	55,063
15,000	Houston, TX Higher Education Finance Corp.
	(St. John’s School)	4.875	08/15/2015	12/31/2011	A	15,046
215,000	Newark, TX Cultural Education Facilities
	Finance Corp.	7.250	08/15/2021	09/29/2017	A	222,622
40,000	TX GO	5.250	08/01/2012	12/31/2011	A	40,162
5,000	TX Lower Colorado River Authority	5.500	05/15/2019	12/31/2011	A	5,019
20,000	TX Lower Colorado River Authority	6.000	05/15/2013	12/31/2011	A	20,090
100,000	TX Public Finance Authority
	(Southern University)	5.500	11/01/2017	05/01/2012	A	100,296

						886,812
23 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

U.S. Possessions—4.3%
$50,000	Puerto Rico Commonwealth GO	4.700%		07/01/2014	01/01/2012	A	$50,121
200,000	Puerto Rico Commonwealth GO	4.750		12/01/2015	12/01/2012	A	205,290
190,000	Puerto Rico Commonwealth GO	5.500		07/01/2016	07/01/2016		209,008
220,000	Puerto Rico Commonwealth GO	5.500		07/01/2018	07/01/2018		242,356
205,000	Puerto Rico Commonwealth GO	6.500		07/01/2013	07/01/2013		220,217
240,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2017	07/01/2017		272,093
390,000	Puerto Rico Electric Power Authority, Series UU	1.548	[1]	07/01/2017	07/01/2017		308,775
155,000	Puerto Rico Government Devel. Bank	5.000		12/01/2013	12/01/2013		164,683
50,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2014	07/01/2014		54,048
50,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2019	07/01/2013	A	52,157
10,000	Puerto Rico Highway & Transportation Authority, Series G	5.250		07/01/2019	07/01/2013	A	10,770
5,000	Puerto Rico Highway & Transportation Authority, Series G	5.250		07/01/2019	07/01/2013	A	5,177
160,000	Puerto Rico Industrial Devel. Company, Series B	5.375		07/01/2016	01/01/2012	A	160,283
35,000	Puerto Rico Infrastructure	5.500		07/01/2015	07/01/2015		38,016
60,000	Puerto Rico Public Buildings Authority	5.000		07/01/2013	07/01/2013		62,883
25,000	V.I. Public Finance Authority, Series A	6.375		10/01/2019	12/31/2011	A	25,053

							2,080,930
Utah—0.1%
35,000	UT Water Finance Agency	5.375		10/01/2012	12/31/2011	A	35,126
Vermont—3.2%
50,000	Burlington, VT Electric	5.375		07/01/2013	07/01/2012	A	51,116
1,500,000	Burlington, VT GO	5.000		06/30/2012	06/30/2012		1,500,120

							1,551,236
Virginia—0.4%
160,000	Norfolk, VA Redevel. & Hsg. Authority (Merrimack Landing)	5.500		12/01/2013	12/22/2011	A	160,488
35,000	Peninsula, VA Ports Authority (Riverside Healthcare Associations/Riverside Hospital Obligated Group)	5.250		07/01/2013	01/01/2012	A	35,088

							195,576
Washington—0.4%
130,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)	5.375		12/01/2013	12/31/2011	A	131,522
70,000	WA Tobacco Settlement Authority (TASC)	6.500		06/01/2026	06/01/2013	A	71,142

							202,664
24 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Wisconsin—0.4%
$50,000	Beloit, WI Water System	4.375%	11/01/2018	11/01/2013	A	$52,052
120,000	Phillips, WI Water & Sewer	4.900	01/15/2013	12/31/2011	A	120,282
25,000	WI H&EFA (Agnesian Healthcare)	5.000	07/01/2018	01/01/2012	A	25,030
10,000	WI H&EFA (Monroe Clinic)	5.125	02/15/2016	12/31/2011	A	10,019
						207,383

Total Investments, at Value (Cost $42,186,273)—88.1%						42,487,442

Other Assets Net of Liabilities—11.9						5,766,134

Net Assets-100.0%						$48,253,576

Footnotes to Statement of Investments
*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1.	Represents the current interest rate for a variable or increasing rate security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$863,312	$—	$863,312
Arizona	—	146,908	—	146,908
California	—	7,443,578	—	7,443,578
Colorado	—	228,502	—	228,502
Connecticut	—	20,081	—	20,081
Delaware	—	100,307	—	100,307
District of Columbia	—	50,020	—	50,020
Florida	—	2,946,792	—	2,946,792
Georgia	—	35,407	—	35,407
Illinois	—	4,844,145	—	4,844,145
Indiana	—	75,188	—	75,188
Kentucky	—	30,098	—	30,098
25 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table Continued
Louisiana	$—	$246,466	$—	$246,466
Maine	—	15,060	—	15,060
Massachusetts	—	633,660	—	633,660
Michigan	—	1,879,811	—	1,879,811
Minnesota	—	20,018	—	20,018
Missouri	—	1,263,741	—	1,263,741
Nebraska	—	371,399	—	371,399
Nevada	—	285,435	—	285,435
New Jersey	—	1,113,603	—	1,113,603
New York	—	7,686,661	—	7,686,661
Ohio	—	2,440,919	—	2,440,919
Oregon	—	230,622	—	230,622
Pennsylvania	—	2,043,270	—	2,043,270
Rhode Island	—	165,393	—	165,393
Tennessee	—	2,147,319	—	2,147,319
Texas	—	886,812	—	886,812
U.S. Possessions	—	2,080,930	—	2,080,930
Utah	—	35,126	—	35,126
Vermont	—	1,551,236	—	1,551,236
Virginia	—	195,576	—	195,576
Washington	—	202,664	—	202,664
Wisconsin	—	207,383	—	207,383

Total Assets	$—	$42,487,442	$—	$42,487,442

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
26 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

CDA	Communities Devel. Authority
CHSLI	Catholic Health Services of Long Island
COP	Certificates of Participation
CaMH	Cape Memorial Hospital
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
ERDA	Energy Research and Devel. Authority
FHS	Freeman Health System
FNH	Freeman Neosho Hospital
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HE&HFB	Health Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
L.I.	Long Island
LILCO	Long Island Lighting Corp.
LMH	Lee Memorial Hospital
MMC	Mercy Medical Center

See accompanying Notes to Financial Statements.

M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OH	Oakwood Healthcare
OHP	Oakwood Health Promotions
OHS	Oakwood Healthcare System
OUH	Oakwood United Hospitals
PA/NJ	Pennsylvania/New Jersey
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
RIH	Rhode Island Hospital
RNSMC	Rush North Shore Medical Center
RPSLMC	Rush Presbyterian St. Luke’s Medical Center
SCHRC	St. Charles Hospital and Rehabilitation Center
TASC	Tobacco Settlement Asset-Backed Bonds
TFA	Transportation Finance Authority
TMH	The Miriam Hospital
V.I.	United States Virgin Islands
27 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
November 30, 2011

Assets
Investments, at value (cost $42,186,273)—see accompanying statement of investments	$42,487,442
Cash	2,109,335
Receivables and other assets:
Shares of beneficial interest sold	2,111,644
Investments sold	1,392,343
Interest	581,321
Due from Manager	4,767
Other	4,826

Total assets	48,691,678

Liabilities
Payables and other liabilities:
Investments purchased	343,533
Shares of beneficial interest redeemed	44,433
Dividends	17,122
Distribution and service plan fees	7,164
Shareholder communications	3,684
Transfer and shareholder servicing agent fees	822
Interest expense on borrowings	185
Trustees’ compensation	102
Other	21,057

Total liabilities	438,102

Net Assets	$48,253,576

Composition of Net Assets
Par value of shares of beneficial interest	$13,071
Additional paid-in capital	47,768,473
Accumulated net investment income	155,783
Accumulated net realized gain on investments	15,080
Net unrealized appreciation on investments	301,169

Net Assets	$48,253,576

28 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $33,221,193 and 8,998,360 shares of beneficial interest outstanding)	$3.69
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.82
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,807,102 and 1,844,386 shares of beneficial interest outstanding)	$3.69
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $8,225,281 and 2,227,934 shares of beneficial interest outstanding)	$3.69
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended November 30, 2011

Investment Income
Interest	$623,397

Expenses
Management fees	93,200
Distribution and service plan fees:
Class A	10,741
Class C	18,065
Transfer and shareholder servicing agent fees:
Class A	2,417
Class C	1,230
Class Y	278
Shareholder communications:
Class A	5,343
Class C	4,318
Class Y	899
Legal, auditing and other professional fees	8,633
Borrowing fees	4,847
Administration service fees	750
Interest expense	348
Custodian fees and expenses	215
Trustees’ compensation	184
Other	3,814

Total expenses	155,282
Less waivers and reimbursements of expenses	(7,222)

Net expenses	148,060

Net Investment Income	475,337

Realized and Unrealized Gain
Net realized gain on investments	19,095
Net change in unrealized appreciation/depreciation on investments	113,826

Net Increase in Net Assets Resulting from Operations	$608,258

See accompanying Notes to Financial Statements.
30 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Period
	November 30, 2011	Ended
	(Unaudited)	May 31, 2011[1]

Operations
Net investment income	$475,337	$192,289
Net realized gain (loss)	19,095	(4,015)
Net change in unrealized appreciation/depreciation	113,826	187,343

Net increase in net assets resulting from operations	608,258	375,617

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(327,275)	(110,333)
Class C	(25,094)	(5,692)
Class Y	(47,729)	(1,882)

	(400,098)	(117,907)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	8,096,485	24,613,947
Class C	4,999,831	1,769,480
Class Y	7,055,292	1,150,671

	20,151,608	27,534,098

Net Assets
Total increase	20,359,768	27,791,808
Beginning of period	27,893,808	102,000 [2]

End of period (including accumulated net investment income of $155,783 and $80,544, respectively)	$48,253,576	$27,893,808

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	Reflects the value of the Manager’s initial seed money invested on November 17, 2010.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Period
	November 30, 2011	Ended
Class A	(Unaudited)	May 31, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.67	$3.63
Income from investment operations:
Net investment income[2]	.05	.04
Net realized and unrealized gain	.01	.02

Total from investment operations	.06	.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.04)	(.02)

Net asset value, end of period	$3.69	$3.67

Total Return, at Net Asset Value[3]	1.67%	1.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,221	$24,945
Average net assets (in thousands)	$29,632	$15,185
Ratios to average net assets:[4]
Net investment income	2.63%	2.42%
Expenses excluding interest and fees from borrowings	0.69%	1.38%
Interest and fees from borrowings	0.03%	0.02%

Total expenses	0.72%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.72%	0.85%
Portfolio turnover rate	13%	5%

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

	Six Months
	Ended	Period
	November 30, 2011	Ended
Class C	(Unaudited)	May 31, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.67	$3.63
Income from investment operations:
Net investment income[2]	.03	.03
Net realized and unrealized gain	.01	.02

Total from investment operations	.04	.05
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.01)

Net asset value, end of period	$3.69	$3.67

Total Return, at Net Asset Value[3]	1.21%	1.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,807	$1,794
Average net assets (in thousands)	$3,630	$1,401
Ratios to average net assets:[4]
Net investment income	1.72%	1.72%
Expenses excluding interest and fees from borrowings	1.89%	2.42%
Interest and fees from borrowings	0.03%	0.02%

Total expenses	1.92%	2.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.60%
Portfolio turnover rate	13%	5%

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Period
	November 30, 2011	Ended
Class Y	(Unaudited)	May 31, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.67	$3.63
Income from investment operations:
Net investment income[2]	.05	.05
Net realized and unrealized gain	.01	.01

Total from investment operations	.06	.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.04)	(.02)
Net asset value, end of period	$3.69	$3.67

Total Return, at Net Asset Value[3]	1.72%	1.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,226	$1,155
Average net assets (in thousands)	$4,017	$210
Ratios to average net assets:[4]
Net investment income	2.68%	2.66%
Expenses excluding interest and fees from borrowings	0.64%	2.13%
Interest and fees from borrowings	0.03%	0.02%

Total expenses	0.67%	2.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.60%	0.60%
Portfolio turnover rate	13%	5%

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
34 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The investment objective of the Fund is to seek current interest income exempt from federal individual income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign
35 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
36 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended May 31, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of May 31, 2011, the Fund had available for federal income tax purposes post-October losses of $4,015.
     During the six months ended November 30, 2011, it is estimated that the Fund will utilize $4,015 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$42,186,273

Gross unrealized appreciation	$327,366
Gross unrealized depreciation	(26,197)

Net unrealized appreciation	$301,169

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
37 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection
38 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2011		Period Ended May 31, 2011[1,2]
	Shares	Amount	Shares	Amount

Class A
Sold	11,553,511	$42,633,962	7,145,622	$25,973,489
Dividends and/or
distributions reinvested	34,413	126,969	3,835	14,002
Redeemed	(9,390,062)	(34,664,446)	(376,507)	(1,373,544)

Net increase	2,197,862	$8,096,485	6,772,950	$24,613,947

Class C
Sold	1,597,219	$5,892,024	752,998	$2,734,787
Dividends and/or
distributions reinvested	5,923	21,842	1,300	4,746
Redeemed	(247,843)	(914,035)	(265,486)	(970,053)

Net increase	1,355,299	$4,999,831	488,812	$1,769,480

Class Y
Sold	2,067,229	$7,624,294	319,928	$1,170,000
Dividends and/or
distributions reinvested	10,372	38,271	215	787
Redeemed	(164,559)	(607,273)	(5,526)	(20,116)

Net increase	1,913,042	$7,055,292	314,617	$1,150,671

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	The Fund sold 27,548 shares of Class A at a value of $100,000 and 275 shares each of Class C and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on November 17, 2010.
39 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended November 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$5,044,986	$1,836,592
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended November 30, 2011, the Fund paid $3,354 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
40 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Distribution and Service Plans for Class C Shares. The Fund has adopted Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under the plan. If Class C plan is terminated by the Fund or by the shareholders of that class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plan at September 30, 2011 were as follows:

Class C	$4,695
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C
	Class A	Contingent	Contingent
	Front-End	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor

November 30, 2011	$12,312	$29,857	$810
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so the that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses excluding interest and fees from borrowings” will not exceed 0.85% of average annual net assets for Class A shares, 1.60% of average annual net assets for Class C shares and 0.60% of average annual nets assets for Class Y shares. During the six months ended November 30, 2011, the Manager reimbursed $324, $5,665 and $1,233 for Class A, Class C and Class Y shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to August 1, 2011. Effective August 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
41 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended November 30, 2011 equal 0.03% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of November 30, 2011, the Fund had no borrowings outstanding. Details of the borrowings for the six months ended November 30, 2011 are as follows:

Average Daily Loan Balance	$310,929
Average Daily Interest Rate	0.189%
Fees Paid	$4,653
Interest Paid	$249
6. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter
42 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS.
43 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
On February 28, 2011 a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
44 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of September 30, 2011 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of September 30, 2011 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally Rated by
	NRSRO-Rated	the Manager	Total

AAA	7.8%	0.0%	7.8%
AA	38.0	0.4	38.4
A	34.6	6.0	40.6
BBB	10.8	2.4	13.2
BB or lower	0.0	0.0	0.0

Total	91.2%	8.8%	100.0%
45 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
46 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. The Board noted that the Fund has no operational history and that its performance could not be a factor in deciding whether or not to approve the Agreement.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load short municipal debt funds and intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees, and/or reimburse the Fund for certain expenses so that the “Total Annual Operating Expenses,” excluding interest and fees from borrowings, will not exceed 0.85% of average annual net assets for Class A shares, 1.60% of average annual net assets for Class C shares, and 0.60% of average annual net assets for Class Y shares. This voluntary expense limitation may be amended or withdrawn at any time. The Board noted that the Fund’s actual and contractual management fees were lower than its peer group median and average. The Fund’s total expenses were higher than its peer group median and average.
47 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
48 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
49 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
50 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
51 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
52 | OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company
and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;
•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;
•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and
•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 1/10/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 1/10/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 1/10/2012